COLUMBIA FUNDS INSTITUTIONAL TRUST

                               CMG CORE BOND FUND
                          Supplement to the Prospectus
                             Dated December 1, 2007
                                  (the "Fund")



             Effective March 28, 2008, Brian Drainville will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Brian Drainville as co-manager of the Fund are removed from the Prospectus.

           Effective March 28, 2008, Carl W. Pappo will become a co-manager of the Fund. Mr. Pappo has been associated with Columbia Management Advisors, LLC or its predecessors since January 1993.







INT-47/151603-0308                                              March 20, 2008